Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Introduction (Details)	12 Months Ended
Dec. 31, 2020 subsidiary company
Disclosure of reclassifications or changes in presentation [abstract]
Number of subsidiaries | subsidiary	711
Number of other components | company	164